Condensed Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents (overdraft)	$ 385,000	$ 436,025	$ 418,855	$ 561,955	$ 316,430	$ 6,929	$ 2,189
Trade accounts receivable, net		88,471	70,679		16,421
Inventory		281,133	111,943		18,822
Deferred charges		12,517	7,318		0
Deferred tax assets		17,402	0
Income tax receivable		38,933	10,514		0
Prepaid expenses and other current assets		48,711	19,735		1,759
Total current assets		923,192	639,044		353,432
Non-current assets:
Deposits		23,287	23,286		26,200
Property, plant and equipment, net		1,363,444	561,628		93,966
Inventory		9,601	4,362		5,212
Intangible assets, net		479,173	3,072		639
Investments		68,006	20,000		0
Deferred tax assets		10,298	0
Goodwill		505,003	3,432		0
Investments in consolidated subsidiaries		0	0		0
Intercompany accounts receivable (payable)			0
Intercompany accounts receivable		0	0		0
Other non-current assets		5,322	301		111
Total non-current assets		2,464,134	616,081		126,128
Total assets		3,387,326	1,255,125	1,185,442	479,560
Current liabilities:
Trade accounts payable		230,255	161,587		13,009
Accrued expenses		66,289	12,898		4,225
Deferred tax liabilities		128	1,356		0
Income tax payable		25,601	0
Debt and capital lease obligations		32,935	1,516		0
Short-term borrowing--realted party (Note 10)			870		3,085
Current portion of asset retirement obligation			396		393
Other current liabilities		2,096	1,266		393
Total current liabilities		357,304	178,623		20,712
Non-current liabilities:
Asset retirement obligation		20,727	15,145		12,078
Intercompany accounts payable		0	0
Deferred tax liabilities		189,894	18,899
Debt and capital lease obligations		1,183,528	196,545		0
Derivative liability		8,846	0
Pension liabilities		2,855	0
Other non-current liabilities		3,020	683		257
Total non-current liabilities		1,408,870	231,272		12,335
Total liabilities		1,766,174	409,895		33,047
Stockholders' equity:
Common stock		138	84		82
Preferred stock		2	2		0
Additional paid-in capital		1,686,226	838,547		539,866
Accumulated other comprehensive loss		(9,646)	(8,481)		0
(Deficit) retained earnings		(74,898)	15,078		(93,435)
Total Molycorp stockholders' equity		1,601,822	845,230		446,513	74,615	78,076
Noncontrolling interests		19,330	0
Total stockholders' equity		1,621,152	845,230	862,589	446,513
Total liabilities and stockholders' equity		3,387,326	1,255,125		479,560
Parent
Current assets:
Cash and cash equivalents (overdraft)		175,400	407,446	547,637	316,430	0	0
Trade accounts receivable, net		0	0		0
Inventory		0	0		0
Deferred charges		0	0
Deferred tax assets		0
Income tax receivable		0	0
Prepaid expenses and other current assets		0	0		0
Total current assets		175,400	407,446		316,430
Non-current assets:
Deposits		1,752	1,751		18,200
Property, plant and equipment, net		0	0		0
Inventory		0	0		0
Intangible assets, net		0	0		0
Investments		0	0
Deferred tax assets		0
Goodwill		0	0
Investments in consolidated subsidiaries		932,310	150,510		39,097
Intercompany accounts receivable (payable)			476,711
Intercompany accounts receivable		1,680,993	476,711		72,893
Other non-current assets		0	0		0
Total non-current assets		2,615,055	628,972		130,190
Total assets		2,790,455	1,036,418		446,620
Current liabilities:
Trade accounts payable		0	0		0
Accrued expenses		27,733	311		0
Deferred tax liabilities		0	0
Income tax payable		0
Debt and capital lease obligations		0	0
Short-term borrowing--realted party (Note 10)			0		0
Current portion of asset retirement obligation			0
Other current liabilities		0			0
Total current liabilities		27,733	311		0
Non-current liabilities:
Asset retirement obligation		0	0		0
Intercompany accounts payable		0	0		107
Deferred tax liabilities		(94)	0
Debt and capital lease obligations		1,160,994	190,877
Derivative liability		0
Pension liabilities		0
Other non-current liabilities		0	0		0
Total non-current liabilities		1,160,900	190,877		107
Total liabilities		1,188,633	191,188		107
Stockholders' equity:
Common stock		138	84		82
Preferred stock		2	2
Additional paid-in capital		1,686,226	838,547		539,866
Accumulated other comprehensive loss		(9,646)	(8,481)
(Deficit) retained earnings		(74,898)	15,078		(93,435)
Total Molycorp stockholders' equity		1,601,822	845,230		446,513
Noncontrolling interests		0
Total stockholders' equity		1,601,822	845,230
Total liabilities and stockholders' equity		2,790,455	1,036,418		446,620
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents (overdraft)		3,830	10,758	3,574	0	6,929	2,189
Trade accounts receivable, net		13,644	58,619		16,421
Inventory		48,335	52,246		18,822
Deferred charges		4,589	7,318
Deferred tax assets		2,049
Income tax receivable		38,933	10,514
Prepaid expenses and other current assets		20,867	17,845		1,759
Total current assets		132,247	157,300		37,002
Non-current assets:
Deposits		21,362	21,362		8,000
Property, plant and equipment, net		1,223,557	500,612		93,966
Inventory		9,601	4,362		5,212
Intangible assets, net		524	573		639
Investments		46,900	20,000
Deferred tax assets		21,002
Goodwill		1,977	1,977
Investments in consolidated subsidiaries		95,131	118,879		0
Intercompany accounts receivable (payable)			25,870
Intercompany accounts receivable		156,646	25,870		107
Other non-current assets		817	301		111
Total non-current assets		1,577,517	693,936		108,035
Total assets		1,709,764	851,236		145,037
Current liabilities:
Trade accounts payable		185,097	139,408		13,009
Accrued expenses		8,030	11,072		4,225
Deferred tax liabilities		0	1,356
Income tax payable		63
Debt and capital lease obligations		242	0
Short-term borrowing--realted party (Note 10)			870		3,085
Current portion of asset retirement obligation			396
Other current liabilities		2,096			393
Total current liabilities		195,528	153,102		20,712
Non-current liabilities:
Asset retirement obligation		20,727	15,145		12,078
Intercompany accounts payable		1,351,099	489,180		72,893
Deferred tax liabilities		43,997	18,899
Debt and capital lease obligations		15,324	0
Derivative liability		0
Pension liabilities		0
Other non-current liabilities		1,061	683		257
Total non-current liabilities		1,432,208	523,907		85,228
Total liabilities		1,627,736	677,009		105,940
Stockholders' equity:
Common stock		0	0		0
Preferred stock		0	0
Additional paid-in capital		149,857	149,857		132,335
Accumulated other comprehensive loss		0	0
(Deficit) retained earnings		(67,829)	24,370		(93,238)
Total Molycorp stockholders' equity		82,028	174,227		39,097
Noncontrolling interests		0
Total stockholders' equity		82,028	174,227
Total liabilities and stockholders' equity		1,709,764	851,236		145,037
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents (overdraft)		256,795	651	10,744	0
Trade accounts receivable, net		74,827	12,060
Inventory		232,798	59,697
Deferred charges		7,928	0
Deferred tax assets		15,353
Income tax receivable		0	0
Prepaid expenses and other current assets		27,844	1,890
Total current assets		615,545	74,298
Non-current assets:
Deposits		173	173
Property, plant and equipment, net		139,887	61,016
Inventory		0	0
Intangible assets, net		478,649	2,499
Investments		21,106	0
Deferred tax assets		(10,704)
Goodwill		503,026	1,455
Investments in consolidated subsidiaries		0	0
Intercompany accounts receivable (payable)			0
Intercompany accounts receivable		0	0
Other non-current assets		4,505	0
Total non-current assets		1,136,642	65,143
Total assets		1,752,187	139,441
Current liabilities:
Trade accounts payable		45,158	22,179
Accrued expenses		30,526	1,515
Deferred tax liabilities		128	0
Income tax payable		25,538
Debt and capital lease obligations		32,693	1,516
Short-term borrowing--realted party (Note 10)			0
Current portion of asset retirement obligation			0
Other current liabilities		0
Total current liabilities		134,043	25,210
Non-current liabilities:
Asset retirement obligation		0	0
Intercompany accounts payable		486,540	13,401
Deferred tax liabilities		145,991	0
Debt and capital lease obligations		7,210	5,668
Derivative liability		8,846
Pension liabilities		2,855
Other non-current liabilities		1,959	0
Total non-current liabilities		653,401	19,069
Total liabilities		787,444	44,279
Stockholders' equity:
Common stock		0	0
Preferred stock		0	0
Additional paid-in capital		947,376	91,158
Accumulated other comprehensive loss		(9,646)	(8,481)
(Deficit) retained earnings		7,683	12,485
Total Molycorp stockholders' equity		945,413	95,162
Noncontrolling interests		19,330
Total stockholders' equity		964,743	95,162
Total liabilities and stockholders' equity		1,752,187	139,441
Eliminations
Current assets:
Cash and cash equivalents (overdraft)		0	0	0	0	0	0
Trade accounts receivable, net		0	0		0
Inventory		0	0		0
Deferred charges		0	0
Deferred tax assets		0
Income tax receivable		0	0
Prepaid expenses and other current assets		0	0		0
Total current assets		0	0		0
Non-current assets:
Deposits		0	0		0
Property, plant and equipment, net		0	0		0
Inventory		0	0		0
Intangible assets, net		0	0		0
Investments		0	0
Deferred tax assets		0
Goodwill		0	0
Investments in consolidated subsidiaries		(1,027,441)	(269,389)		(39,097)
Intercompany accounts receivable (payable)			(502,581)
Intercompany accounts receivable		(1,837,639)	(502,581)		(73,000)
Other non-current assets		0	0		0
Total non-current assets		(2,865,080)	(771,970)		(112,097)
Total assets		(2,865,080)	(771,970)		(112,097)
Current liabilities:
Trade accounts payable		0	0		0
Accrued expenses		0	0		0
Deferred tax liabilities		0	0
Income tax payable		0
Debt and capital lease obligations		0	0
Short-term borrowing--realted party (Note 10)			0		0
Current portion of asset retirement obligation			0
Other current liabilities		0			0
Total current liabilities		0	0		0
Non-current liabilities:
Asset retirement obligation		0	0		0
Intercompany accounts payable		(1,837,639)	(502,581)		(73,000)
Deferred tax liabilities		0	0
Debt and capital lease obligations		0	0
Derivative liability		0
Pension liabilities		0
Other non-current liabilities		0	0		0
Total non-current liabilities		(1,837,639)	(502,581)		(73,000)
Total liabilities		(1,837,639)	(502,581)		(73,000)
Stockholders' equity:
Common stock		0	0		0
Preferred stock		0	0
Additional paid-in capital		(1,097,233)	(241,015)		(132,335)
Accumulated other comprehensive loss		9,646	8,481
(Deficit) retained earnings		60,146	(36,855)		93,238
Total Molycorp stockholders' equity		(1,027,441)	(269,389)		(39,097)
Noncontrolling interests		0
Total stockholders' equity		(1,027,441)	(269,389)
Total liabilities and stockholders' equity		$ (2,865,080)	$ (771,970)		$ (112,097)